Document and Entity Information Document and Entity Information	Mar. 01, 2022
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	Target Corp
Entity Central Index Key	0000027419
Amendment Flag	false
Entity Incorporation, State or Country Code	MN
Entity File Number	1-6049
Entity Tax Identification Number	41-0215170
Entity Address, Address Line One	1000 Nicollet Mall,
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55403
City Area Code	(612)
Local Phone Number	304-6073
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0833 per share
Trading Symbol	TGT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false